Other Real Estate Owned	12 Months Ended
Dec. 31, 2021
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Real Estate Owned
The Bank owned $130,000 and $499,000 in OREO at December 31, 2021 and 2020, respectively. Transactions in OREO for the years ended December 31, 2021, 2020 and 2019 are summarized below.

	2021	2020	2019
Balance, beginning of year	$498,610	$677,740	$722,442
Additions	—	368,510	832,800
Sales	(348,910)	(532,640)	(855,502)
Write-downs	(20,000)	(15,000)	(22,000)
Balance, end of year	$129,700	$498,610	$677,740
The Bank sold two OREO properties during the year ended December 31, 2021 for gross proceeds of $454,000, which resulted in a related gain on sale of OREO in the amount of $105,000. At December 31, 2021, there were two mortgage loans collateralized by residential real estate property with a combined balance of $140,000 in the process of foreclosure; however, both loans were subsequently paid off prior to being foreclosed. At December 31, 2020